Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Disaggregation Of Revenue Abstract
Wealth management		¥ 171,541	¥ 176,589	¥ 106,444
Distribution commissions		168,489	176,573	99,600
-- One-time commissions		80,943	109,308	69,196
-- Recurring management fees		87,546	67,265	30,404
Performance-based distribution fees		3,052	16	6,844
Corporate financing				6
Asset management		5,890	13,464	23,033
Management fees		3,476	5,626	6,393
Performance-based fees		2,414	7,838	16,640
Consulting and other services		11,310	1,147
Insurance consulting services	[1]	9,394	1,138
Other services	[2]	1,916	9
Total		¥ 188,741	¥ 191,200	¥ 129,483

[1]	Insurance consulting services were started from January 2021, and were recognized at a point of time.
[2]	Other services primarily consist of trust consulting services started from July 2021, and were recognized at a point of time.